SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information about consolidated structured entities [line items]
Total revenue	$ 1,660	$ 1,437	$ 3,110	$ 3,337
Net (loss) income attributable to unitholders	319	(1,253)	585	(1,739)
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Total revenue	0	0	0	0
Net (loss) income attributable to unitholders	156	(627)	286	(871)
BOP Split
Disclosure of information about consolidated structured entities [line items]
Total revenue	45	10	91	74
Net (loss) income attributable to unitholders	145	(63)	422	(7)
BPO
Disclosure of information about consolidated structured entities [line items]
Total revenue	191	43	285	82
Net (loss) income attributable to unitholders	123	(117)	394	(90)
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Total revenue	133	0	0	0
Net (loss) income attributable to unitholders	319	0	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Total revenue	160	15	41	30
Net (loss) income attributable to unitholders	129	(49)	(50)	63
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Total revenue	0	186	270	386
Net (loss) income attributable to unitholders	0	(1,253)	585	(1,739)
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Total revenue	21	0	236	4
Net (loss) income attributable to unitholders	(25)	57	237	(16)
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Total revenue	1,110	1,183	2,187	2,761
Net (loss) income attributable to unitholders	$ (528)	$ 799	$ (1,289)	$ 921